ACCOUNTS PAYABLE, OTHER PAYABLES AND ACCRUALS (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
SCHEDULE OF ACCOUNTS PAYABLE, OTHER PAYABLES AND ACCRUALS

	2021	2020
Accounts payable (a)	$96,154	$27,769
Accrued payroll and welfare payable	50,949	85,362
VAT and other taxes payable	2,895	7,416
Others (b)	78,644	58,530
	$228,642	$179,077

(a)	Accounts payable primarily include supplier’s service charge to HHMT and SJMC .
(b)	Others primarily include miscellaneous expenses payable.